Long-term Notes and Loans Payable, Net - (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loans Payable Balances is Follows
The following table represents the Company’s Long-term notes and loans payable, net balances as of December 31, 2023 and December 31, 2022:

($ in thousands)	2023	2022
Senior Loan	$400,000	$400,000
Mortgage Loans	20,160	—
Short-term borrowings and interest payable	9,813	9,500
Financing liability	95,698	96,917
Total borrowings and interest payable	$525,671	$506,417
Less: Unamortized debt issuance costs	(16,141)	(18,550)
Less: Short-term borrowings and interest payable	(9,813)	(9,500)
Less: Current portion of financing liability[1]	(2,004)	(1,476)
Total Long-term notes and loans payable, net	$497,713	$476,891
[1] December 31, 2022 balance have been updated to reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.